Related party balances and transactions (Detail Textuals)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Percentage of director remuneration	1.80%	2.60%	3.40%